Note 21 - Parent Company Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 21 - PARENT COMPANY FINANCIAL INFORMATION

Following is condensed financial information of Southcoast Financial Corporation (parent company only):

CONDENSED BALANCE SHEETS

(Dollars in thousands)	December 31,
	2014	2013
ASSETS
Cash	$4,593	$1,719
Investments available for sale	102	102
Investment in subsidiaries	49,129	47,145
Property and equipment, net	3,877	1,860
Receivables from subsidiaries	-	2,785
Other real estate owned, net	184	-
Deferred tax asset, net	1,630	1,337
Other assets	70	84
Total assets	$59,585	$55,032
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	$1,970	$2,153
Junior subordinated debentures	10,310	10,310
Shareholders’ equity	47,305	42,569
Total liabilities and shareholders’ equity	$59,585	$55,032

CONDENSED STATEMENTS OF INCOME (LOSS)

(Dollars in thousands)	For the years ended December 31,
	2014	2013
Income
Dividends from subsidiaries	$3,000	$2,785
Interest and dividends	2	-
Expenses	(499)	(673)
Income before income taxes	2,503	2,112
Income tax benefit	(383)	(1,343)
Income before equity in undistributed net income of subsidiaries	2,886	3,455
Equity in undistributed net income of subsidiaries	851	5,610
Net income	$3,737	$9,065

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)	For the years ended December 31,
	2014	2013
Operating Activities
Net income	$3,737	$9,065
Adjustments to reconcile net income to net cash used by operating activities
Equity in undistributed net income of subsidiaries	(851)	(5,610)
Depreciation	14	14
Increase in deferred taxes	(293)	(1,343)
(Increase) decrease in other assets	767	(2,791)
Increase (decrease) in other liabilities	(183)	385
Net cash provided (used) by operating activities	3,191	(280)
Investing activities
Purchase of property and equipment	-	(3)
Purchase of Other real estate owned from banking subsidiary	(184)	-
Capital contribution to banking subsidiary	(232)	(3)
Net cash used by investing activities	(416)	(3)
Financing activities
Net proceeds from issuance of stock	99	107
Net cash provided by financing activities	99	107
Net change in cash	2,874	(176)
Cash, beginning of year	1,719	1,895
Cash, end of year	$4,593	$1,719